Other Equity Instruments - Summary of Coupon Details - Summary of Perpetual Contingent Convertible (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other equity instruments [line items]
Borrowings		€ 1,982	€ 3,013
Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Borrowings		€ 500	500	€ 500
EUR 500 million [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Coupon rate	[1]	5.625%
Coupon date		Semi-annually, April 15
Borrowing maturity		2029
Borrowings		€ 500	€ 500	€ 500
Borrowings currency		EUR

[1]	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5-year mid swap plus a margin of 5.207%.